[JACKSON NATIONAL LIFE INSURANCE COMPANY LETTERHEAD]


December 10, 2007


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      Jackson National Separate Account IV
         File Nos.  811-09933 and 333-118131

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at 517-367-3835.

Respectfully,

ANTHONY L. DOWLING

Anthony L. Dowling
Associate General Counsel